SEGMENTED INFORMATION	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
a)    Operating Segments
Our operations are organized into six business groups in addition to our corporate activities, which collectively represent seven operating segments for internal and external reporting purposes. Our operating segments are as follows:
The Corporation:
i.Corporate Activities include the investment of cash and financial assets, as well as the management of our corporate leverage, including corporate borrowings and preferred equity, which fund a portion of the capital invested in our other operations. Certain corporate costs such as technology and operations are allocated to each operating segment based on an internal pricing framework.
Asset Management:
i.The Asset Management business includes managing long-term private funds, perpetual strategies and liquid strategies on behalf of our investors and ourselves. We generate contractual base management fees for these activities as well as incentive distributions and performance income, including performance fees, transaction fees and carried interest. We also include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within the results of our Asset Management business. These investments include flagship real estate private funds that are managed by BAM with long-term track records of earning strong returns, as well as capital invested in other real estate, private equity, opportunistic and other credit funds managed by BAM, and other investments.
Wealth Solutions:
i.The Wealth Solutions business includes our equity accounted interest in Brookfield Wealth Solutions Ltd. (“BWS”), an investment-led insurance organization focused on securing the financial futures of individuals and institutions through a range of retirement services, wealth protection products and tailored capital solutions.
Operating Businesses:
i.The Infrastructure business includes the ownership, operation and development of utilities, transport, midstream, and data assets.
ii.The Energy business includes the ownership, operation and development of hydroelectric, wind, utility-scale solar power generating assets, distributed energy and sustainable solutions.
iii.The Private Equity business includes a broad range of industries, and is mostly focused on ownership and operations in the business services and industrials sectors.
iv.    The Real Estate business includes the ownership, operation and development of super core, core plus, value add, and North American Residential assets.
b)    Segment Financial Measures
For our Asset Management and Wealth Solutions segments, we measure operating performance using distributable earnings (“DE”). Net operating income (“NOI”) is the key performance metric for our Real Estate segment, and Funds from Operations (“FFO”) is used for our other operating segments. We also provide the amount of capital invested by the Corporation in each segment using common equity.
These metrics are used by our Chief Operating Decision Maker in assessing operating results and the performance of our businesses on a segmented basis.
Our segment financial measures are defined as follows:
i.    Distributable Earnings
DE from our Asset Management segment is defined as the earnings received by the Corporation that are available for distribution to common shareholders or to be reinvested in the business. It is calculated as the sum of distributable earnings from our Asset Management business and realized carried interest, net of equity-based compensation costs. DE from our Asset Management segment includes fees, net of the associated costs, that we earn from managing capital in our perpetual affiliates, private funds and liquid strategies accounts. We are also eligible to earn incentive payments in the form of incentive distributions, performance fees or carried interest. Our Asset Management segment distributes substantially all of its distributable earnings as a dividend to its shareholders;
therefore, DE represents our profitability from our Asset Management segment. We do not use DE as a measure of cash generated from our operations.
DE from our Wealth Solutions segment is calculated as our share of equity accounted net income from our Wealth Solutions segment, excluding the impact of depreciation and amortization, deferred income taxes, net income from our equity accounted investments, mark-to-market on investments and derivatives, breakage and transaction costs, and is inclusive of our proportionate share of DE from investments in associates.
ii.    Net Operating Income
NOI from our Real Estate segment is defined as: i) property-specific revenues from our commercial properties operations less direct commercial property expenses before the impact of depreciation and amortization; and ii) revenues from our hospitality operations less direct hospitality expenses before the impact of depreciation and amortization. NOI represents an income-generating property’s profitability before adding costs from financing or taxes, and is a strong indication of our Real Estate business’ ability to impact the operating performance of its properties through proactive management and leasing. Depreciation and capital expenditures are excluded from NOI as we believe that the value of most of our properties typically increases over time, provided we make the necessary maintenance expenditures, the timing and magnitude of which may differ from the amount of depreciation recorded in any given period. We do not use NOI as a measure of cash generated from our operations.
iii.    Funds from Operations
We define FFO from our Corporate Activities segment and our Operating Businesses, excluding the Real Estate business, as net income excluding fair value changes, depreciation and amortization and deferred income taxes, net of non-controlling interests. When determining FFO, we include our proportionate share of the FFO from equity accounted investments on a fully diluted basis. FFO also includes realized disposition gains and losses, which are gains or losses arising from transactions during the reporting period, adjusted to include associated fair value changes and revaluation surplus recorded in prior periods, taxes payable or receivable in connection with those transactions and amounts that are recorded directly in equity, such as ownership changes.
FFO represents the company’s share of revenues less costs incurred within our operations, which include interest expenses and other costs. Specifically, it includes the impact of contracts that we enter into to generate revenues, including power sales agreements, contracts that our operating businesses enter into such as leases and take or pay contracts and sales of inventory. FFO includes the impact of changes in leverage or the cost of that financial leverage and other costs incurred to operate our business.
We use realized disposition gains and losses within FFO in order to provide additional insight regarding the performance of investments on a cumulative realized basis, including any unrealized fair value adjustments that were recorded in equity and not otherwise reflected in current period FFO, and believe it is useful to investors to better understand variances between reporting periods. We exclude depreciation and amortization from FFO as we believe that the value of most of our assets typically increases over time, provided we make the necessary maintenance expenditures, the timing and magnitude of which may differ from the amount of depreciation recorded in any given period. In addition, the depreciated cost base of our assets is reflected in the ultimate realized disposition gain or loss on disposal. As noted above, unrealized fair value changes are excluded from FFO until the period in which the asset is sold. We also exclude deferred income taxes from FFO because the vast majority of the company’s deferred income tax assets and liabilities are a result of the revaluation of our assets under IFRS Accounting Standards.
Our definition of FFO differs from the definition used by other organizations, as well as the definition of FFO used by the Real Property Association of Canada (“REALPAC”) and the National Association of Real Estate Investment Trusts, Inc. (“NAREIT”), in part because the NAREIT definition is based on U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), as opposed to IFRS Accounting Standards. The key differences between our definition of FFO and the determination of FFO by REALPAC and/or NAREIT are that we include the following: realized disposition gains or losses and cash taxes payable or receivable on those gains or losses, if any; foreign exchange gains or losses on monetary items not forming part of our net investment in foreign operations; and foreign exchange gains or losses on the sale of an investment in a foreign operation. We do not use FFO as a measure of cash generated from our operations.
We illustrate how we reconcile the financial measure for each operating segment to net income in Note 3(c)(ii) and 3(c)(iii) of the consolidated financial statements.
Segment Balance Sheet Information
We use common equity by segment as our measure of segment assets when reviewing our deconsolidated balance sheet because it is utilized by our Chief Operating Decision Maker for capital allocation decisions.
Segment Allocation and Measurement
Segment measures include amounts earned from consolidated entities that are eliminated on consolidation. The principal adjustment is to include asset management revenues charged to consolidated entities as revenues within the company’s Asset Management segment with the corresponding expenses recorded as corporate costs within the relevant segment. These amounts are based on the in-place terms of the asset management contracts between the consolidated entities. Revenues paid for management of affiliated assets are determined under terms that approximate market value.
The company allocates the costs of shared functions that would otherwise be included within its Corporate Activities segment, such as information technology and internal audit, pursuant to formal policies.
c)    Reportable Segment Measures

AS AT AND FOR THE THREE MONTHS ENDED JUN. 30, 2026 (MILLIONS)	Asset Management[3]	Wealth Solutions[2,6]	Infrastructure[4]	Energy[4]	Private Equity[4]	Real Estate[5]	Corporate Activities[4]	Total Segments	Note
External revenues	$2,277	n/a	$6,721	$2,049	$7,026	$1,202	$131	$19,406
Revenues earned for management of affiliated assets and other[1]	1,248	n/a	—	—	(12)	23	(12)	1,247	i
Segmented revenues	3,525	n/a	6,721	2,049	7,014	1,225	119	20,653
DE1	861	480	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO	n/a	n/a	161	177	83	n/a	(140)	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	723	n/a	n/a	ii
Common Equity[6]	14,968	13,139	2,097	4,729	1,016	26,706	(20,172)	42,483
1.We equity account for our investment in Oaktree and include our share of the DE at our ownership of 74%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the three months ended June 30, 2026, $298 million of revenue from our partner managers was included in our Asset Management segment revenue.
2.We equity account for our investment in BWS, and as such do not generate consolidated revenues.
3.Included in the determination of DE for our Asset Management segment are direct costs of $2.2 billion and interest expense of $1.3 billion. For the three months ended June 30, 2026, $253 million of direct costs from our partner managers was included in our Asset Management segment direct costs.
4.Included in the determination of FFO are direct costs of $3.5 billion, $885 million, $4.8 billion, and $52 million, and interest expense of $1.1 billion, $560 million, $812 million, and $189 million of our Infrastructure, Energy, Private Equity, and Corporate Activities segments, respectively.
5.Included in the determination of NOI of our Real Estate segment are direct costs of $959 million.
6.In the second quarter of 2026, we transferred a 16% direct interest in BBUC, with a fair value of $1.1 billion, to our wealth solutions business in exchange for additional BWS Class C shares of $1.1 billion.

AS AT DEC. 31, 2025 AND FOR THE THREE MONTHS ENDED JUN. 30, 2025 (MILLIONS)	Asset Management[3]	Wealth Solutions[2,6]	Infrastructure[4]	Energy[4]	Private Equity[4]	Real Estate[5]	Corporate Activities[4]	Total Segments	Note
External revenues	$2,429	n/a	$5,737	$1,853	$6,964	$1,007	$93	$18,083
Revenues earned for management of affiliated assets and other[1]	1,305	n/a	1	—	10	22	40	1,378	i
Segmented revenues	3,734	n/a	5,738	1,853	6,974	1,029	133	19,461
DE1	782	391	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO	n/a	n/a	188	155	99	n/a	(121)	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	716	n/a	n/a	ii
Common Equity[6]	15,511	12,742	2,311	4,860	1,890	25,141	(18,659)	43,796
1.We equity account for our investment in Oaktree and include our share of the DE at our ownership of 74%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the three months ended June 30, 2025, $383 million of revenue from our partner managers was included in our Asset Management segment revenue.
2.We equity account for our investment in BWS, and as such do not generate consolidated revenues.
3.Included in the determination of DE for our Asset Management segment are direct costs of $2.0 billion and interest expense of $1.1 billion. For the three months ended June 30, 2025, $309 million of direct costs from our partner managers was included in our Asset Management segment direct costs.
4.Included in the determination of FFO are direct costs of $2.6 billion, $580 million, $5.0 billion, and $39 million, other income and gains of $38 million, $nil, $8 million expense, and $nil, and interest expense of $865 million, $531 million, $861 million, and $188 million of our Infrastructure, Energy, Private Equity, and Corporate Activities segments, respectively.
5.Included in the determination of NOI of our Real Estate segment are direct costs of $759 million.
6.In the second quarter of 2025, we transferred a 4% direct interest in BAM, with a fair value of $3.5 billion, to our Wealth Solutions business in exchange for non-cash consideration, including additional BWS Class C shares of $2.2 billion and a note. On a combined basis with BWS, we hold a 73% ownership interest in BAM.

FOR THE SIX MONTHS ENDED JUN. 30, 2026 (MILLIONS)	Asset Management[3]	Wealth Solutions[2,6]	Infrastructure[4]	Energy[4]	Private Equity[4]	Real Estate[5]	Corporate Activities[4]	Total Segments	Note
External revenues	$4,371	n/a	$13,297	$3,902	$13,837	$2,374	$205	$37,986
Revenues earned for management of affiliated assets and other[1]	2,701	n/a	—	1	13	32	19	2,766	i
Segmented revenues	7,072	n/a	13,297	3,903	13,850	2,406	224	40,752
DE1	1,783	910	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO	n/a	n/a	324	347	202	n/a	(286)	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	1,444	n/a	n/a	ii
Common Equity[6]	14,968	13,139	2,097	4,729	1,016	26,706	(20,172)	42,483
1.We equity account for our investment in Oaktree and include our share of the DE at 74%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the six months ended June 30, 2026, $1.0 billion of Oaktree’s revenue was included in our Asset Management segment revenue.
2.We equity account for our investment in BWS, and as such do not generate consolidated revenues.
3.Included in the determination of DE for our Asset Management segment are direct costs of $4.2 billion, other income and gains of $30 million, and interest expense of $2.3 billion. For the six months ended June 30, 2026, $693 million of direct costs from our partner managers was included in our Asset Management segment direct costs.
4.Included in the determination of FFO are direct costs of $6.8 billion, $1.8 billion, $9.4 billion, and $93 million, and interest expense of $2.1 billion, $1.1 billion, $1.6 billion, and $372 million of our Infrastructure, Energy, Private Equity, and Corporate Activities segments, respectively.
5.Included in the determination of NOI of our Real Estate segment are direct costs of $1.9 billion.
6.In the second quarter of 2026, we transferred a 16% direct interest in BBUC, with a fair value of $1.1 billion, to our wealth solutions business in exchange for additional BWS Class C shares of $1.1 billion.

AS AT DEC. 31, 2025 AND FOR THE SIX MONTHS ENDED JUN. 30, 2025 (MILLIONS)	Asset Management[3]	Wealth Solutions[2,6]	Infrastructure[4]	Energy[4]	Private Equity[4]	Real Estate[5]	Corporate Activities[4]	Total Segments	Note
External revenues	$4,413	n/a	$11,362	$3,699	$13,941	$2,471	$141	$36,027
Revenues earned for management of affiliated assets and other[1]	2,693	n/a	1	3	23	40	—	2,760	i
Segmented revenues	7,106	n/a	11,363	3,702	13,964	2,511	141	38,787
DE1	1,662	821	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO	n/a	n/a	371	296	241	n/a	(291)	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	1,508	n/a	n/a	ii
Common Equity[6]	15,511	12,742	2,311	4,860	1,890	25,141	(18,659)	43,796
1.We equity account for our investment in Oaktree and include our share of the DE at 74%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the six months ended June 30, 2025, $1.1 billion of revenue from our partner managers was included in our Asset Management segment revenue.
2.We equity account for our investment in BWS, and as such do not generate consolidated revenues.
3.Included in the determination of DE for our Asset Management segment are direct costs of $3.9 billion and interest expense of $2.2 billion. For the six months ended June 30, 2025, $745 million of direct costs from our partner managers was included in our Asset Management segment direct costs.
4.Included in the determination of FFO are direct costs of $5.7 billion, $1.4 billion, $9.9 billion, and $68 million, other income and gains of $416 million, $5 million expense, $206 million income, and $nil, and interest expense of $1.8 billion, $1.0 billion, $1.7 billion, and $367 million of our Infrastructure, Energy, Private Equity, and Corporate Activities segments, respectively.
5.Included in the determination of NOI of our Real Estate segment are direct costs of $1.9 billion.
6.In the second quarter of 2025, we transferred a 4% direct interest in BAM, with a fair value of $3.5 billion, to our Wealth Solutions business in exchange for non-cash consideration, including additional BWS Class C shares of $2.2 billion and a note. On a combined basis with BWS, we hold a 73% ownership interest in BAM.
i.Revenues paid for Management of Affiliated Assets
For the three months ended June 30, 2026, the adjustment to external revenues when determining segmented revenues consists of asset management revenues earned from consolidated entities and asset management revenues earned by our partner managers totaling $1.2 billion (2025 – $1.3 billion), revenues earned on construction projects between consolidated entities totaling $nil (2025 – $10 million), and other adjustments totaling a net loss of $1 million (2025 – net loss of $63 million), which were eliminated on consolidation to arrive at the company’s consolidated revenues.
For the six months ended June 30, 2026, the adjustment to external revenues when determining segmented revenues consists of asset management revenues earned from consolidated entities and asset management revenues earned by our partner managers totaling $2.7 billion (2025 – $2.7 billion), revenues earned on construction projects between consolidated entities totaling $38 million (2025 – $23 million), and other adjustments totaling a net income of $27 million (2025 – $44 million), which were eliminated on consolidation to arrive at the company’s consolidated revenues.
ii.    Reconciliation of Net Income to Segment Measures of Profit or Loss
The following table reconciles net income to the total of the segments’ measures of profit or loss.

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)		Three Months Ended		Six Months Ended
	Note	2026	2025[3]	2026	2025[3]
Net income		$703	$1,055	$1,745	$1,270
Add/(Deduct):
Equity accounted fair value changes and other non-FFO items		1,029	1,321	1,987	2,273
Fair value changes		27	(797)	70	27
Depreciation and amortization		2,711	2,534	5,342	4,989
Deferred income taxes		55	(262)	58	(421)
Realized disposition gains (losses) in fair value changes or equity	iii	(415)	(256)	(442)	(166)
Non-controlling interests on above items		(3,149)	(2,595)	(6,482)	(5,476)
Real Estate segment disposition gains		426	253	460	273
Real Estate segment adjustments and other, net[1]		958	957	1,986	1,839
Total segments’ measures of profit or loss[2]		$2,345	$2,210	$4,724	$4,608
1.Primarily comprised of Real Estate segment interest expense and corporate costs, net of investment income and other, net of non-controlling interests, as well as development costs on early stage projects in our Energy segment.
2.Comprised of DE from our Asset Management and Wealth Solutions segments, FFO from our Infrastructure, Energy, Private Equity, and Corporate Activities segments, and NOI from our Real Estate segment.
3.Prior period amounts have been revised to reflect a refinement to FFO for direct investments. Prior to Q1 2026, FFO was calculated as net income attributable to shareholders prior to fair value changes, depreciation and amortization, deferred income taxes, and disposition gains that were not recorded in net income as determined under IFRS. Beginning Q1 2026, FFO for direct investments is calculated as return on capital from cash distributions received as this better reflects the economic return as a limited partner in these funds.

iii.     Realized Disposition Gains and Losses
Realized disposition gains include gains and losses recorded in net income arising from transactions during the current period, adjusted to include fair value changes and revaluation surplus recorded in prior periods in connection with the assets sold. Realized disposition gains also include amounts that are recorded directly in equity as changes in ownership, as opposed to net income, because they result from a change in ownership of an entity which was consolidated before and after the respective transaction.
d)    Geographic Allocation
The company’s revenues by location are as follows:

FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	Three Months Ended		Six Months Ended
	2026	2025	2026	2025
U.S.	$7,415	$6,532	$14,510	$12,874
Canada	2,172	2,007	4,203	3,973
U.K.	1,577	1,614	3,174	3,314
Brazil	1,470	1,315	2,882	2,492
Australia	1,113	1,458	2,138	3,027
India	931	1,084	1,953	2,228
Colombia	794	602	1,443	1,277
Germany	565	538	1,145	1,076
Other Europe	1,744	1,678	3,419	3,306
Other Asia	689	636	1,381	1,290
Other	936	619	1,738	1,170
	$19,406	$18,083	$37,986	$36,027
The company’s consolidated assets by location are as follows:

AS AT JUN. 30, 2026 AND DEC. 31, 2025 (MILLIONS)	2026	2025
U.S.	$235,418	$236,037
Canada	53,440	54,503
U.K.	38,919	37,734
Brazil	26,615	26,082
Australia	26,217	22,722
India	18,884	19,454
Colombia	20,733	18,964
Germany	11,530	11,875
Other Europe	46,021	43,048
Other Asia	21,953	21,821
Other	25,785	26,731
	$525,515	$518,971